Income Taxes - Reconciliation (Details) - USD ($) $ in Millions		3 Months Ended			12 Months Ended
	Jan. 31, 2018	Apr. 30, 2020	Apr. 30, 2019	Jan. 31, 2018	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017
Effective U.S. federal income tax rate	21.00%	21.00%			21.00%	21.00%	33.80%	35.00%
Tax Cut and Jobs Act of 2017, Amount				$ (106.9)
Statutory federal income tax expense (benefit)					$ (22.0)	$ 3.1	$ (8.1)
State income taxes, net of federal benefit					(1.8)	0.2	(0.5)
Change in valuation allowance					7.2	(6.5)	(98.0)
Non-taxable/non-deductible items					0.1	0.3	0.1
Stock compensation					0.1	3.4	(0.8)
Non-deductible spin-off costs						2.1
Meals & entertainment					0.9	0.7	0.5
Officer compensation					2.9	0.7
Tax credits					(0.2)	(0.3)
Goodwill impairment					3.9
Acquisition costs					0.4
Change in tax rate						(3.1)	106.9
Total income tax (benefit) expense		$ 0.1	$ 0.3		(8.5)	$ 0.6	0.1
Effective Income Tax Reconciliation
Effective tax rate (as a percent)						8.10%
Current income tax expense					$ 0.4	$ 0.6	$ 0.1
Tecton and Red Bone
Effective Income Tax Reconciliation
Deferred tax liabilities						$ 8.9